Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2027	Sep. 30, 2024
Commitments and Contingencies [Line Items]
Annual service fee		$ 250,000		$ 250,000
Purchase commitment				16,200,000
Purchase commitment obligations for 2025		4,000,000
Total minimum purchase		16,200,000
Forecast [Member]
Commitments and Contingencies [Line Items]
Purchase commitment obligations for 2026	$ 2,200,000
Total minimum purchase	$ 6,300,000
Purchase commitment obligations for 2027					$ 1,800,000
Supply Agreements [Member]
Commitments and Contingencies [Line Items]
Purchase commitment				4,900,000
2025 [Member]
Commitments and Contingencies [Line Items]
Purchase commitments payments				$ 8,500,000
Purchase commitment obligations for 2025						$ 1,200,000
Two Thousand Twenty Six [Member]
Commitments and Contingencies [Line Items]
Commitment payments				$2.4
Two Thousand Twenty Six [Member] | Forecast [Member]
Commitments and Contingencies [Line Items]
Purchase commitments payments			$ 5,300,000
2027 [Member]
Commitments and Contingencies [Line Items]
Purchase commitment obligations for 2026						1,900,000
Purchase commitment obligations						$ 1,800,000
Revision of Prior Period, Error Correction, Adjustment [Member]
Commitments and Contingencies [Line Items]
Total minimum purchase		$ 9,900,000